MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2006-1

Collection Period					08/01/06-08/31/06
Determination Date						09/11/2006
Distribution Date						09/15/2006

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$552,319,029.81
2	.	Collections allocable to Principal				$19,878,288.36
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$213,703.80
5	.	Pool Balance on the close of the last day of the related Collection Period				$532,227,037.65
	(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$615,000,047.98

				Beginning		End
7	.	Note Balances		of Period		of Period

	a.	Class A-1 Note Balance		$57,967,360.97		$38,106,426.72
	b.	Class A-2 Note Balance		$171,000,000.00		$171,000,000.00
	c.	Class A-3 Note Balance		$198,000,000.00		$198,000,000.00
	d.	Class A-4 Note Balance		$85,200,000.00		$85,200,000.00
	e.	Class B Note Balance		$20,000,000.00		$20,000,000.00
	f.	Class C Note Balance		$13,800,000.00		$13,800,000.00
	g.	Note Balance (sum a - f)		$545,967,360.97		$526,106,426.72

8	.	Pool Factors

	a.	Class A-1 Note Pool Factor		0.4564359		0.3000506
	b.	Class A-2 Note Pool Factor		1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor		1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor		1.0000000		1.0000000
	e.	Class B Note Pool Factor		1.0000000		1.0000000
	f.	Class C Note Pool Factor		1.0000000		1.0000000
	g.	Note Pool Factor		0.8877518		0.8554576

9	.	Overcollateralization Target Amount				$6,120,610.93
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$6,120,610.93

11	.	Weighted Average Coupon			%	9.98%
12	.	Weighted Average Original Term			months	61.90
13	.	Weighted Average Remaining Term			months	53.55

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$4,663,509.75
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$4,663,509.75

15	.	Principal:
		a.	Collections allocable to Principal			$19,878,288.36
		b.	Liquidation Proceeds allocable to Principal			$0.00
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$19,878,288.36

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$24,541,798.11
17	.	Interest Income from Collection Account				$95,306.58
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)				$24,637,104.69

Available Funds

20	.	Available Collections				$24,637,104.69
21	.	Reserve Account Draw Amount				$0.00
22	.	Available Funds				$24,637,104.69

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee			$460,265.86
		b.	Amount Unpaid from Prior Months			$0.00
		c.	Amount Paid			$460,265.86
		d.	Shortfall Amount (a + b - c)			$0.00

24	.	Unreimbursed Servicer Advances				$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest			$258,566.63
		b.	Additional Note Interest related to Class A-1 Monthly Interest			$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest			$0.00
		d.	Total Class A-1 Note Interest (sum a - c)			$258,566.63

		e.	Class A-2 Monthly Interest	$762,375.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$762,375.00

		i.	Class A-3 Monthly Interest	$879,450.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$879,450.00

		m.	Class A-4 Monthly Interest	$384,110.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$384,110.00

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$92,666.67
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$92,666.67

28	.	Secondary Principal Distributable Amount		$0.00

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$66,240.00
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$66,240.00

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$2,903,674.16

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$19,860,934.25

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,663,509.75
		b.	Total Daily Deposits of Principal Collections	$19,878,288.36
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$95,306.58
		e.	Total Deposits to Collection Account (sum a - d)	$24,637,104.69

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$460,265.86
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$22,304,342.55
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,872,496.28
		e.	Total Withdrawals from Collection Account(sum a - d)	$24,637,104.69

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$258,566.63
		b.	Class A-2 Interest Distribution	$762,375.00
		c.	Class A-3 Interest Distribution	$879,450.00
		d.	Class A-4 Interest Distribution	$384,110.00
		e.	Class B Interest Distribution	$92,666.67
		f.	Class C Interest Distribution	$66,240.00

		g.	Class A-1 Principal Distribution	$19,860,934.25
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$22,304,342.55

37	.	Withdrawals
		a.	Class A-1 Distribution	$20,119,500.88
		b.	Class A-2 Distribution	$762,375.00
		c.	Class A-3 Distribution	$879,450.00
		d.	Class A-4 Distribution	$384,110.00
		e.	Class B Distribution	$92,666.67
		f.	Class C Distribution	$66,240.00
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$22,304,342.55

Certificate Payment Account Activity
38	.	Deposits
		a.	Excess Funds	$1,872,496.28
		b.	Reserve Account surplus (Ln 48)	$13,280.03
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,885,776.31
39	.	Withdrawals
		a.	Certificateholder Distribution	$1,885,776.31
		b.	Total Withdrawals from Certificate Payment Account	$1,885,776.31

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,075,000.00	$3,075,000.00
		b.	Note Balance	$526,106,426.72

41	.	Required Reserve Account Amount		$3,075,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,075,000.00
43	.	Investment Earnings		$13,280.03
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,088,280.03
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount
		for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount		$0.00
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded Regular Principal Distributable Amount exists		$13,280.03
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,075,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
52	.	Amount to be paid to Servicer from the Collection Account		$460,265.86
53	.	Amount to be deposited from the Collection Account into the Note Payment Account		$22,304,342.55
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,872,496.28
55	.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
		if no unfunded Regular Principal distributable amount exists		$13,280.03
57	.	Amount to be deposited from the Secondary Reserve Account into the Certificate Payment Account		$561.41
58	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$20,119,500.88
59	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$762,375.00
60	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$879,450.00
61	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$384,110.00
62	.	Amount to be paid to Class B Noteholders from the Note Payment Account		$92,666.67
63	.	Amount to be paid to Class C Noteholders from the Note Payment Account		$66,240.00
64	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections, Reserve Account surplus, and Secondary Reserve Account surplus		$1,886,337.72

Net Loss and Delinquency Activity

65	.	Net Losses with respect to preceding Collection Period			$213,703.80
66	.	Cumulative Net Losses			$290,224.28
67	.	Cumulative Net Loss Percentage			0.0472%

68	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	475	$5,279,548.35
		b.	61 to 90 days past due	105	$1,270,128.64
		c.	91 or more days past due	77	$889,848.58
		d.	Total (sum a - c)	657	7,439,525.57

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 15, 2006.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer